SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Accounts receivable	$ (684)	$ 546	$ (70)
Inventory	(494)	453	78
Prepayments and other	9	53	(11)
Accounts payable and other	27	284	119
Changes in non-cash working capital, net	$ (1,142)	$ 1,336	$ 116